OPERATING INCOME - Interest and valuation on financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING INCOME
Interest on debt instruments using the effective interest method	$ 1,029,377	$ 588,792	$ 311,488
Interest and valuation on financial instruments	578,688	1,362,700	470,554
Interest and valuation on financial assets instruments	1,608,065	1,951,492	782,042
Debt investments
OPERATING INCOME
Interest and valuation on financial instruments	628,082	1,198,296	466,124
Repos
OPERATING INCOME
Interest and valuation on financial instruments	137,014	(84,410)	(56,555)
Spot transactions
OPERATING INCOME
Interest and valuation on financial instruments	(28,590)	77,433	27,348
Derivatives
OPERATING INCOME
Interest and valuation on financial instruments	$ (157,818)	$ 171,381	$ 33,637